LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS

Set out below are the carrying amounts of lease liabilities recognized and the movements during the period:

working areas and office facilities
Balance January 1, 2023	$886
Additions	-
Accretion	(277)
Accumulated interest	68
Exchange rate differences	(77)
Balance December 31, 2023	$600
Additions	283
Accretion	(482)
Accumulated interest	58
Exchange rate differences	(1)
Balance December 31, 2024	$458

	Linked to	December 31, 2024	December 31, 2023

Long Term leases	NIS	$458	$600
Current portion of long-term leases		217	190

Non-current portion of long-term leases		$241	$410